BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 529 $ 523,621
Series 2018-4, Class MA, 3.50%, 03/25/58 600 593,792
1,117,413
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,141,934) .............................. 1,117,413
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.5%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 . 353 356,291
Series 3780, Class ZA, 4.00%, 12/15/40 . 1,300 1,311,742
Series 3960, Class PL, 4.00%, 11/15/41 . 900 919,201
Series 4161, Class BW, 2.50%, 02/15/43 . 500 456,173
Series 4325, Class ZX, 4.50%, 04/15/44 . 2,742 2,789,542
Series 4384, Class LB, 3.50%, 08/15/43 . 1,437 1,442,052
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 48 49,212
Series 2010-134, Class KZ, 4.50%, 12/25/40 75 74,896
Series 2010-141, Class LZ, 4.50%, 12/25/40 122 126,309
Series 2011-8, Class ZA, 4.00%, 02/25/41
(b)
881 889,105
Series 2011-131, Class LZ, 4.50%, 12/25/41 110 114,554
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 970,946
Series 2022-25, Class KL, 4.00%, 05/25/52 200 195,782
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
5.34%, 05/25/48
(a)
................ 1,347 1,318,436
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,193,330
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,337,380
Series 2016-123, Class LM,
3.00%, 09/20/46
(b)
.............. 400 375,012
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.30%, 05/20/39 156 157,332
Series 2014-107, Class WX,
6.76%, 07/20/39 ............... 696 752,818
Series 2015-55, Class A, 5.39%, 03/16/36 5,651 5,846,164
Series 2015-103, Class B, 6.90%, 01/20/40 3,343 3,616,897
Series 2015-187, Class C, 5.37%, 03/20/41 6,353 6,769,508
34,062,682
Interest Only Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 51 3,398
Series 4533, Class JI, 5.00%, 12/15/45 .. 405 77,574
Series 5159, Class KI, 3.00%, 11/25/51 .. 840 107,692
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,389 191,726
Series 5176, Class QI, 3.00%, 12/25/51 . 745 109,029
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 4.83%, 10/15/42 ... 1,016 134,770
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 4.48%, 07/25/49
(b)
.. 2,159 299,630
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 4.33%, 12/25/49 ... 1,444 203,722
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 70 9,419
Series 2014-68, Class YI, 4.50%, 11/25/44 78 16,879
Series 2015-74, Class IA, 6.00%, 10/25/45 2,335 535,197
Series 2015-77, 6.00%, 10/25/45 ...... 2,777 635,191
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2017-68, Class IE, 4.50%, 09/25/47
(b)
USD 1,940 $ 336,558
Series 2020-32, 4.00%, 05/25/50 ...... 1,103 223,715
Series 2020-32, Class PI, 4.00%, 05/25/50 1,097 222,498
Series 2021-23, Class CI, 3.50%, 07/25/46 936 153,909
Series 2021-41, 3.50%, 07/25/51 ...... 1,797 306,390
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 4.63%, 09/25/45 ... 4,145 397,096
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 4.48%, 09/25/46
(b)
.. 593 69,996
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 4.48%, 05/25/39
(b)
.. 737 85,523
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 4.53%, 09/25/47 ... 751 108,533
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 4.48%, 03/25/49
(b)
.. 3,096 426,967
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 4.43%, 06/25/49 ... 2,609 363,524
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 4.48%, 07/25/49 ... 1,270 172,320
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 286 51,945
Series 2017-144, Class DI,
4.50%, 09/20/47
(b)
.............. 206 34,796
Series 2019-42, Class AI, 4.00%, 01/20/46 6,039 999,376
Series 2020-115, Class IM,
3.50%, 08/20/50
(b)
.............. 1,350 229,699
Series 2020-146, Class DI,
2.50%, 10/20/50
(b)
.............. 1,779 234,564
Series 2020-151, Class MI,
2.50%, 10/20/50
(b)
.............. 20,448 2,754,080
Series 2020-162, Class TI, 2.50%, 10/20/50 3,188 414,983
Series 2020-175, Class DI,
2.50%, 11/20/50
(b)
.............. 638 85,031
Series 2020-185, Class MI, 2.50%, 12/20/50 2,273 318,982
Series 2021-104, Class IH, 3.00%, 06/20/51 1,306 198,687
Series 2021-149, Class KI, 3.00%, 08/20/51 2,152 331,852
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
4.60%, 07/20/47
(a)(b)
............... 1,292 182,746
11,027,997
Interest Only Commercial Mortgage-Backed Securities — 0.9%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 1.02%, 06/25/29 . 2,283 116,142
Series K105, Class X1, 1.64%, 01/25/30 . 7,302 669,155
Series K109, Class X1, 1.70%, 04/25/30 . 1,453 141,100
Series K110, Class X1, 1.81%, 04/25/30 . 650 66,530
Series K113, Class X1, 1.49%, 06/25/30 . 2,600 225,799
Series K115, Class X1, 1.43%, 06/25/30 . 3,234 273,702
Series K116, Class X1, 1.53%, 07/25/30 . 1,127 100,661
Series K119, Class X1, 1.03%, 09/25/30 . 1,791 108,974
Series K120, Class X1, 1.13%, 10/25/30 . 9,124 606,423
Series K122, Class X1, 0.97%, 11/25/30 . 2,769 161,173
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 2,662 408,548
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ...... 11,385 310,788
Series 2016-151, 0.89%, 06/16/58 ..... 7,679 332,075

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-61, 0.77%, 05/16/59 ...... USD 1,980 $ 86,060
3,607,130
Mortgage-Backed Securities — 144.0%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 .......... 584 574,345
3.50%, 07/01/26 - 09/01/26 .......... 16 15,634
4.00%, 06/01/25 - 05/01/26 .......... 68 68,803
5.00%, 05/01/35 - 12/01/38 .......... 50 52,465
5.65%, 05/01/37 - 12/01/37 .......... 753 785,831
5.75%, 08/01/37 - 04/01/38 .......... 1,183 1,236,608
7.50%, 03/01/27 ................. —
(c)
43
Federal National Mortgage Association
3.50%, 11/01/46 ................. 812 790,902
4.45%, 03/01/36 - 06/01/36 .......... 415 416,342
4.94%, 01/01/35 - 05/01/35 .......... 159 160,525
5.00%, 04/01/36 ................. 89 90,061
5.20%, 08/01/34 - 09/01/34 .......... 191 192,841
5.25%, 08/01/37 - 09/01/37 .......... 480 483,189
5.54%, 01/01/35 ................. 65 66,287
5.75%, 04/01/37 ................. 278 279,723
5.80%, 07/01/34 ................. 42 42,627
5.94%, 09/01/34 ................. 65 66,598
6.50%, 09/01/28 - 02/01/31 .......... 767 799,201
Government National Mortgage Association
2.00%, 08/20/50 - 10/20/51 .......... 101,873 90,849,455
2.00%, 07/15/52
(d)
................ 18,458 16,389,076
2.50%, 11/20/40 - 11/20/51 .......... 120,692 110,897,463
2.50%, 07/15/52
(d)
................ 2,060 1,884,900
3.00%, 05/15/42 - 10/20/51 .......... 72,894 68,959,484
3.00%, 07/15/52
(d)
................ 31,479 29,671,001
3.50%, 04/15/41 - 09/20/51 .......... 72,176 70,955,701
3.50%, 07/15/52 - 08/15/52
(d)
......... 64,601 62,724,564
4.00%, 10/20/41 - 05/20/51 .......... 24,533 24,797,733
4.00%, 07/15/52
(d)
................ 27,277 27,157,121
4.50%, 12/15/34 - 05/20/50 .......... 12,501 12,877,439
5.00%, 09/15/28 - 05/20/50 .......... 10,516 11,041,827
5.00%, 07/15/52
(d)
................ 1,900 1,946,906
5.30%, 04/15/37 ................. 100 103,604
5.50%, 03/15/32 - 12/15/34 .......... 4,625 5,002,810
5.64%, 04/15/37 - 06/15/37 .......... 1,243 1,321,369
5.65%, 05/20/37 - 10/20/37 .......... 482 501,450
5.75%, 08/20/37 - 12/20/37 .......... 310 320,151
5.80%, 11/15/36 - 03/15/37 .......... 1,333 1,401,348
6.00%, 03/20/28 - 01/15/39 .......... 6,470 6,999,409
6.50%, 09/20/27 - 10/20/40 .......... 2,049 2,173,115
7.00%, 03/20/24 - 05/20/27 .......... 7 7,051
7.50%, 10/20/25 ................. 1 900
8.00%, 10/15/22 - 05/15/30 .......... 14 14,679
8.50%, 10/15/24 - 02/15/25 .......... 8 7,989
Uniform Mortgage-Backed Securities
2.00%, 07/25/52 - 08/25/52
(d)
......... 1,193 1,034,739
2.50%, 07/25/37 - 08/25/52
(d)
......... 1,575 1,424,540
3.00%, 06/01/38 - 06/01/44 .......... 8,585 8,322,846
3.00%, 07/25/52 - 08/25/52
(d)
......... 6,132 5,709,712
3.50%, 07/25/37 - 07/25/52
(d)
......... 2,060 2,038,628
3.50%, 03/01/43 - 08/01/43 .......... 916 899,361
4.00%, 01/01/45 ................. 1,779 1,799,334
4.00%, 07/25/52
(d)
................ 1,692 1,668,438
5.00%, 07/01/34 - 07/01/35 .......... 864 907,982
5.25%, 07/01/37 - 08/01/37 .......... 356 366,393
5.50%, 12/01/32 - 04/01/35 .......... 92 97,124
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/35 ................. USD 513 $ 547,561
578,945,228
Total U.S. Government Sponsored Agency Securities — 156.1%
(Cost: $657,911,667) ............................. 627,643,037
Total Long-Term Investments — 156.4%
(Cost: $659,053,601) ............................. 628,760,450
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(e)(f)
................. 2,934,920 2,934,920
Total Money Market Funds — 0.7%
(Cost: $2,934,920) .............................. 2,934,920
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Bills, 1.83%, 10/11/22
(g)
..... 9,787 9,735,700
Total U.S. Treasury Obligations — 2.4%
(Cost: $9,736,428) .............................. 9,735,700
Total Short-Term Securities — 3.1%
(Cost: $12,671,348) .............................. 12,670,620
Total Investments Before Options Written and TBA Sale
Commitments — 159.5%
(Cost: $671,724,949 ) ............................. 641,431,070
Total Options Written — (0.6)%
(Premium Received — $(1,862,983)) .................. (2,415,570)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (20.0)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. (30,627) (28,023,878)
3.50% ,  07/15/52 ................. (35,101) (34,102,400)
Uniform Mortgage-Backed Securities
2.00% ,  07/25/52 ................. (400) (347,063)
2.50% ,  07/25/52 ................. (1,261) (1,133,816)
3.00% ,  07/25/52 - 08/25/52 .......... (13,991) (13,018,359)
3.50% ,  07/25/52 - 08/25/52 .......... (628) (603,579)
4.00% ,  07/25/52 - 08/25/52 .......... (3,434) (3,382,981)
Total TBA Sale Commitments — (20.0)%
(Proceeds: $(79,933,905)) ......................... (80,612,076)
Total Investments Net of Options Written and TBA Sale
Commitments — 138.9%
(Cost: $589,928,061 ) ............................. 558,403,424
Liabilities in Excess of Other Assets — (38.9)% ........... (156,287,750)
Net Assets — 100.0% .............................. $ 402,115,674

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,823,535 $ 111,385 $ — $ — $ — $ 2,934,920 2,934,920 $ 4,992 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Credit Suisse AG ....... 1.59% 06/21/22 07/21/22   $ 23,058,522 $ 23,067,688
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 1.59 06/21/22 07/21/22   14,543,660 14,549,441
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 1.59 06/21/22 07/21/22   26,482,561 26,493,088
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 1.59 06/21/22 07/21/22   23,274,678 23,283,929
U.S. Government Sponsored
Agency Securities Up to 30 days
$ 87,359,421 $ 87,394,146

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
90-day Eurodollar ......................................................... 8 09/19/22 $ 1,936 $ 52,526
3 Month SOFR Index ....................................................... 100 09/20/22 24,529 110,472
U.S. Treasury 10 Year Note ................................................... 577 09/21/22 68,275 (619,486)
U.S. Treasury 10 Year Ultra Note ............................................... 20 09/21/22 2,540 40,373
U.S. Treasury Long Bond .................................................... 48 09/21/22 6,629 84,109
U.S. Treasury Ultra Bond .................................................... 12 09/21/22 1,838 33,523
U.S. Treasury 2 Year Note .................................................... 240 09/30/22 50,357 147,657
U.S. Treasury 5 Year Note .................................................... 203 09/30/22 22,758 219,421
90-day Eurodollar ......................................................... 8 12/19/22 1,925 58,151
$ 126,746
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.46% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/15/22 2.46 % USD 17,500 $ (14,064)
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 USD 15,800 (576)
2-Year Interest Rate Swap
(a)
. 2.42% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/22/22 2.42 USD 18,300 (16,102)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 15,500 (691)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 12,100 (17,606)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,000 (28,728)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (153,069)
(230,836)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 07/19/22 3.02 USD 4,300 (14,701)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 08/05/22 3.35 USD 15,600 (29,972)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.22% Semi-Annual Deutsche Bank AG 08/09/22 3.22 USD 15,600 (45,822)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 15,800 (269,841)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 15,500 (343,321)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 12,100 (1,192,669)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,000 (213,852)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (74,556)
(2,184,734)
$ (2,415,570)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day EFFR Quarterly 10/21/22 USD 1,048 $ 8,954 $ — $ 8,954
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (8,443) — (8,443)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (84,295) — (84,295)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (53,787) — (53,787)

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
.
i
..
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.13% Annual 1 day SOFR Annual 06/14/24 USD 6,900 $ (22,799) $ — $ (22,799)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 179 15,299 — 15,299
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (15,231) — (15,231)
0.56% Quarterly 1 day EFFR Quarterly 10/21/30 USD 41 6,689 — 6,689
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (6,762) — (6,762)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 2,400 (254,239) — (254,239)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 2,700 135,588 — 135,588
2.65% Annual 1 day SOFR Annual 06/02/32 USD 3,900 42,492 — 42,492
2.99% Annual 1 day SOFR Annual 06/22/32 USD 1,200 (21,369) — (21,369)
$ (257,903) $ — $ (257,903)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day EFFR ......................................... Effective Federal Funds Rate 1.58%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 1,117,413 $ — $ 1,117,413
U.S. Government Sponsored Agency Securities .................... — 621,639,330 6,003,707 627,643,037
Short-Term Securities
Money Market Funds ...................................... 2,934,920 — — 2,934,920
U.S. Treasury Obligations ................................... — 9,735,700 — 9,735,700
Liabilities
Investments
TBA Sale Commitments .................................... — (80,612,076) — (80,612,076)
$ 2,934,920 $ 551,880,367 $ 6,003,707 $ 560,818,994
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 746,232 $ 209,022 $ — $ 955,254
Liabilities
Interest rate contracts ....................................... (619,486) (2,882,495) — (3,501,981)
$ 126,746 $ (2,673,473) $ — $ (2,546,727)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $87,394,146 are categorized as Level 2 within the disclosure hierarchy.

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of September 30 , 2021 ................................................................................... — —
Transfers into Level 3 .................................................................................................. 7,256,117 7,256,117
Transfers out of Level 3 ................................................................................................. — —
Accrued discounts/premiums .............................................................................................. — —
Net realized gain ..................................................................................................... — —
Net change in unrealized depreciation
(a)
...................................................................................... (1,252,410) (1,252,410)
Purchases .......................................................................................................... — —
Sales ............................................................................................................. — —
Closing balance, as of June 30, 2022 ........................................................................................
$ 6,003,707 $ 6,003,707
Net change in unrealized depreciation on investments still held at June 30, 2022
(a)
...........................................................
$ (1,252,410) $ (1,252,410)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.